Consolidated Condensed Balance Sheets (Current Period Unaudited) - AUD ($)	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 25,977,703	$ 15,318,201
Inventories	3,142,181	2,143,504
Accounts receivable	974,323	476,164
Prepayments	489,800	399,290
Restricted cash	527,148	1,968,814
Research and development tax incentive income	4,736,106	3,897,543
Other current assets	824,870	646,730
Total current assets	36,672,131	24,850,246
Non-current assets:
Property, plant and equipment	31,090,787	29,622,945
Less accumulated depreciation	26,507,419	25,523,265
Property, plant and equipment - net	4,583,368	4,099,680
Intangible assets	16,371,996	16,371,996
Less amortization of intangible assets	5,357,211	3,720,908
Less impairment of intangible assets	(11,014,785)	0
Intangible assets - net	0	12,651,088
Right-of-use asset – operating leases	4,422,303	2,050,336
Right-of-use – finance leases	58,421	0
Restricted cash	320,000	812,204
Other non-current assets	88,832	38,421
Total non-current assets	9,472,924	19,651,729
Total assets	46,145,055	44,501,975
Current liabilities:
Accounts payable	268,074	436,763
Accrued expenses	5,888,380	2,800,815
Contingent consideration	2,214,022	2,067,255
Other liabilities	3,023,767	2,823,322
Contract liabilities	29,851	38,431
Lease liability – operating leases	755,125	500,284
Lease liability – finance leases	8,814	0
Employee entitlements liabilities	831,730	670,295
Short-term loan - unsecured	65,768	64,900
Total current liabilities	13,085,531	9,402,065
Non-current liabilities:
Asset retirement obligations	2,920,630	2,721,260
Employee entitlements liabilities	48,273	29,268
Deferred income tax liability	0	3,050,837
Lease liability – operating leases	3,943,517	1,690,716
Lease liability – finance leases	55,633	0
Total non-current liabilities	6,968,053	7,492,081
Total liabilities	20,053,584	16,894,146
Stockholders’ equity:
Commitments and contingencies note	0	0
Common stock, US$0.0001 par value. Authorized 300,000,000 shares; issued and outstanding 211,844,435 shares at December 31, 2022 (177,828,504 at December 31, 2021)	21,184	17,783
Additional paid-in capital	119,040,784	93,737,565
Accumulated deficit	(65,824,231)	(55,317,296)
Current year loss	(26,854,552)	(10,506,935)
Accumulated other comprehensive loss	(291,714)	(323,288)
Total stockholders’ equity	26,091,471	27,607,829
Total liabilities and stockholders’ equity	$ 46,145,055	$ 44,501,975